Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.25 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	242.94
Maximum Aggregate Offering Price	$ 485,880,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 74,388.23
Offering Note
(1)  Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of the Registrant’s common stock, par value $0.25 per share (the “Common Stock”), as may become issuable to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions.

(2)   Represents shares of Common Stock issuable pursuant to the West Pharmaceutical Services, Inc. 2016 Omnibus Incentive Compensation Plan (as Amended and Restated as of May 6, 2025) being registered pursuant to this Registration Statement.

(3)    Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of common stock of the Registrant on the New York Stock Exchange on August 13, 2025.